LEASE	12 Months Ended
Dec. 31, 2022
LEASE
LEASE

17.         LEASE

Operating lease as lessee

The Group enters into operating leases primarily for general office space. The Group’s leases typically have original terms not exceeding 5 years. These leases have remaining lease terms of 1 year to 3 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.

Lease costs are included in general and administrative expenses. Operating lease expenses were RMB28,999, RMB51,608 and RMB63,667 for the years ended December 31, 2020, 2021 and 2022, respectively, included amortization expenses of land use rights of nil, RMB17,270 and RMB20,723 for the years ended December 31, 2020, 2021 and 2022, respectively. Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 6 for separate disclosures related to land use right.

Supplemental cash flow information related to leases was as follows:

	Year ended ,	Year ended ,
	December 31, 2021	December 31, 2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	33,252	42,488
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	25,349	56,031

The following table shows ROU (“Right of Use assets”) and lease liabilities as of December 31, 2021 and 2022 (except lease term and discount rate):

	Year ended ,	Year ended ,
	December 31, 2021	December 31, 2022
	RMB	RMB
Right-of-use assets	42,606	55,471
Operating lease liabilities-current	25,779	30,704
Operating lease liabilities-non current	13,177	21,664

	Year ended ,	Year ended ,
	December 31, 2021	December 31, 2022
	RMB	RMB
Weighted-average remaining lease term	2.09	1.95
Weighted-average discount rate	6.22%	4.65%

17.         LEASE – continued

Operating lease as lessee – continued

The maturities of operating lease liabilities as of December 31, 2021 and 2022 are as follows:

Year ended ,
December 31, 2021
RMB
2022	28,203
2023	7,034
2024	3,550
2025	382
2026 and thereafter	—
Total undiscounted lease payments	39,169
Imputed interest	(213)
Total lease liabilities	38,956

Year ended ,
December 31, 2022
RMB
2023	31,212
2024	19,841
2025	3,306
2026 and thereafter	—
Total undiscounted lease payments	54,359
Imputed interest	(1,991)
Total lease liabilities	52,368